Business combinations - Acquisitions During the Year (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Oct. 31, 2022
Disclosure of detailed information about business combination [line items]
Expense from equity-settled share-based payment transactions	€ 6,200	€ 7,600	€ 6,400
Put options
Disclosure of detailed information about business combination [line items]
Derivative financial liabilities		€ 0
ShipUp
Disclosure of detailed information about business combination [line items]
Software				€ 2,700